LOANS PAYABLE (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Loans Payable [Roll Forward]
Balance	$ 1,043,368	$ 2,862,681
Advance	205,082	293,368
Repayment - cash	(78,000)	(1,756,721)
Repayment - shares	(236,247)	(357,750)
Accretion		1,790
Balance	934,203	1,043,368
Related party
Loans Payable [Roll Forward]
Balance	291,368	248,210
Advance	37,582	291,368
Repayment - cash	(50,500)	0
Repayment - shares	(106,247)	(250,000)
Accretion		1,790
Balance	172,203	291,368
Third?party
Loans Payable [Roll Forward]
Balance	2,000	114,471
Advance	167,500	2,000
Repayment - cash	(27,500)	(6,721)
Repayment - shares	(130,000)	(107,750)
Accretion		0
Balance	12,000	2,000
Credit?Facility
Loans Payable [Roll Forward]
Balance	750,000	2,500,000
Advance	0	0
Repayment - cash	0	(1,750,000)
Repayment - shares	0	0
Accretion		0
Balance	$ 750,000	$ 750,000